Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

4. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Receivable from online payment platforms	12,215	17,779	2,542
Receivables on behalf of merchants	9,077	7,296	1,043
Deferred IPO cost*	10,751	—	—
Staff advances	1,962	1,986	284
Contract acquisition costs	6,172	10,160	1,453
Deposit	387	1,625	232
Others	9,273	9,321	1,334
Less: allowance for credit losses	(9,797)	(10,141)	(1,450)
Prepayments and other current assets, net	40,040	38,026	5,438

Prepayments and other current assets primarily include:

●	receivables from online payment platforms and merchants arising from the Company’s transaction processing activities;

●	advances to third parties for project development and operational purposes;

●	staff advances provided in the ordinary course of business;

●	contract acquisition costs, representing incremental costs of obtaining customer contracts;

●	refundable deposits with third parties; and

●	other short-term balances expected to be realized within twelve months.

Advances to third parties are primarily made in connection with project development and operational arrangements in the ordinary course of business and are expected to be recovered through settlement mechanisms in accordance with underlying agreements or ongoing business activities.

Staff advances represent amounts provided to employees for business-related expenditures and are generally short-term in nature. These balances are typically settled or expensed upon submission of supporting documentation.

Receivables from online payment platforms and merchants arise from the Company’s transaction processing activities and are generally settled within a short period on a net basis as part of normal platform settlement cycles.

The Group regularly monitors these balances and assesses recoverability based on contractual terms, historical settlement patterns, counterparty creditworthiness, and subsequent collections.

*	Direct cost incurred by the Group attributable to its IPO of ordinary shares in the United States have been deferred and recorded as deferred IPO cost and will be offset against the gross proceeds received from such offering. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq.

The movement of the allowance for credit losses is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Balance at the beginning of the year	9,621	9,797	1,401
Additions	176	344	49
Total	9,797	10,141	1,450

The Company estimates expected credit losses in accordance with ASC 326 using both individual and collective assessment approaches.

Significant balances, including advances to third parties and platform-related receivables, are assessed individually based on contractual arrangements, counterparty creditworthiness, historical settlement patterns, and subsequent collections.

The remaining balances are grouped based on shared risk characteristics and assessed collectively using a provision matrix based on historical loss experience, adjusted for current conditions and reasonable and supportable forecasts.

Forward-looking information, including macroeconomic and industry-specific factors, is considered in the assessment, although such adjustments did not have a material impact on the overall allowance during the reporting period.

Financial assets are written off when there is no reasonable expectation of recovery.

Management believes that the allowance for credit losses is adequate as of December 31, 2025.